Note 7 - Commitments and Contingencies	11 Months Ended
Jul. 31, 2013
Notes
Note 7 - Commitments and Contingencies:

Note 7 – Commitments and Contingencies:

The contingency related to the indemnification of the seller of assets in the agreement of May 11, 2012 against the loss in value of contract stock from a dilutive issuance was postponed by the amended agreement, per Note 5.

In September 2012, the Company leased office and laboratory space in Camarillo, California for three years for monthly rental payments of $7,000 per month.

 Lease Commitments – for the following three fiscal years from March 1, 2013 through the end of the lease:

For the period through

Fiscal year ended

August 31

2013	$42,000
2014	84,000
2015	84,000
210,000